Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effect of change on unrecognized tax benefits	$ 49	$ 12	$ (1)	$ (6)
Effect of unremitted earnings of subsidiaries	(10)	0	(2)	(17)
Effect of taxable income in various countries	(31)	18	8	(16)
Total tax expense/(benefit)	$ 8	$ 30	$ 5	$ (39)